Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2020	2019
Income before income tax expense	1,017	1,009
Income tax expense at statutory rate of 26.5% (2019 - 26.5%)	270	267

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization[1]	(102)	(105)
Impact of tax deductions from deferred tax asset sharing[2]	(41)	(60)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(21)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(6)	(7)
Pension and post-retirement benefit contributions in excess of pension expense	(4)	(11)
Other	—	1
Net temporary differences attributable to regulated business	(187)	(216)
Net permanent differences	1	—
Recognition of deferred income tax regulatory asset (Note 13)	(867)	—
Total income tax expense (recovery)	(783)	51

Effective income tax rate	(77.0)%	5.1%
[1] Includes accelerated tax depreciation of up to three times the first-year rate for certain eligible capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028, as introduced in the 2019 federal and Ontario budgets and enacted in the second quarter of 2019.
[2] Prior to the ODC Decision, the impact represents tax deductions from deferred asset tax sharing given to ratepayers as previously mandated by the OEB. Subsequent to the ODC Decision, the impact represents the recovery of deferred tax asset sharing currently allocated to rate-payers. See Note 13 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2020	2019
Current income tax expense	29	28
Deferred income tax expense (recovery)	(812)	23
Total income tax expense (recovery)	(783)	51

Schedule of Deferred Income Tax Assets and Liabilities

As at December 31 (millions of dollars)	2020	2019
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	680	633
Pension obligations	607	405
Non-capital losses	275	288
Non-depreciable capital property	271	271
Tax credit carryforwards	118	92
Investment in subsidiaries	100	95
Environmental expenditures	48	51
Depreciation and amortization in excess of capital cost allowance	4	4
Other	14	18
	2,117	1,857
Less: valuation allowance	(380)	(375)
Total deferred income tax assets	1,737	1,482

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,022	377
Regulatory assets and liabilities	728	495
Goodwill	11	10
Other	16	18
Total deferred income tax liabilities	1,777	900

Net deferred income tax assets (liabilities)	(40)	582

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax assets are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term:
Deferred income tax assets	16	643
Deferred income tax liabilities	(56)	(61)
Net deferred income tax assets (liabilities)	(40)	582

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2020 and 2019, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2020	2019
2034	—	2
2035	170	220
2036	550	549
2037	121	121
2038	5	5
2039	185	187
2040	5	—
Total losses	1,036	1,084